1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

February 29, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Variable Series Trust
Registration Statement filed on Form N-14 under the Securities Act of 1933

Dear Ladies and Gentlemen:

On behalf of our client, Touchstone Variable Series Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement filed on Form N-14.  This filing relates to an Agreement and Plan of Reorganization between the Touchstone Eagle Capital Appreciation Fund, Touchstone Growth & Income Fund and Touchstone Value Plus Fund (each, a “Merging Fund”), and the Touchstone Large Cap Core Equity Fund (formerly known as Touchstone Enhanced Dividend 30 Fund), each, a series of the Trust, under which each Merging Fund will merge into the Touchstone Large Cap Core Equity Fund.

Please contact the undersigned at 215.963.5110 with your questions or comments.

Sincerely,

/s/ John M. Ford

John M. Ford, Esq.